Note 28 Retained earnings, revaluation reserves and other reserves breakdown by company or corporate group (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves	[1]	€ 35,102	€ 30,231	€ 30,508
Subtotal other reserves or accumulated losses of investments in joint ventures and associates		(221)	(247)	(164)
Total retained earnings revaluation reserves and other reserves breakdown by company		34,881	29,984	30,344
Holding company [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		14,003	12,467	15,014
BBVA Bancomer group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		13,839	13,894	12,890
Garanti BBVA group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		5,710	3,043	2,509
BBVA Banco Provincial group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,720	1,721	1,731
BBVA Argentine group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,456	1,423	1,302
BBVA Colombia group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,510	1,393	1,287
BBVA Peru group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,065	1,031	984
Corporacion General Financiera SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		338	322	920
Forum Servicios Financieros SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		632	604	619
Sociedades inmobiliarias CX [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		263	277	251
BBV America SL [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		299	270	262
BBVA Seguros SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		284	239	(35)
Pecri Inversion SL [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		119	118	114
BBVA Uruguay Group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		118	106	87
Bilbao Vizcaya Holding SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		144	68	77
Compañia de cartera de inversiones SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		65	42	59
Gran Jorge Juan SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		61	57	42
BBVA USA Bancshares group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		0	0	(1,098)
Anida Grupo inmobiliario [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		(525)	(556)	(594)
Sociedades inmobiliarias Unnim [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		(647)	(655)	(617)
Anida Operaciones Singulares SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		(5,529)	(5,512)	(5,409)
Other retained earnings losses and revaluation reserves [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		177	(121)	112
ATOM Bank PLC [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal other reserves or accumulated losses of investments in joint ventures and associates		(169)	(158)	(91)
Metrovacesa SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal other reserves or accumulated losses of investments in joint ventures and associates		(84)	(84)	(84)
Other reserves or accumulated losses of investments in joint ventures and associates [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal other reserves or accumulated losses of investments in joint ventures and associates		€ 32	€ (5)	€ 11

[1]	(1) In 2021 includes the accounting for shares pending from buyback program (see Note 4) and the reclassification of items not subject to reclassification to income statement to by results for "Actuarial gains (losses) in defined benefit pension plans".